Expense Example {- Fidelity Advisor® Technology Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-33 - Fidelity Advisor® Technology Fund	Sep. 29, 2022 USD ($)
Fidelity Advisor Technology Fund-Class A
Expense Example:
1 year	$ 668
3 years	866
5 years	1,080
10 years	1,696
Fidelity Advisor Technology Fund-Class M
Expense Example:
1 year	469
3 years	721
5 years	992
10 years	1,765
Fidelity Advisor Technology Fund-Class C
Expense Example:
1 year	276
3 years	545
5 years	939
10 years	1,840
Fidelity Advisor Technology Fund - Class I
Expense Example:
1 year	73
3 years	227
5 years	395
10 years	883
Class Z
Expense Example:
1 year	60
3 years	189
5 years	329
10 years	$ 738